Note 4 - Loans (Details) - Impaired Loans (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
With an allowance recorded:
Related allowance, with allowance	$ 63,000		$ 216,000
Total:
Unpaid principal balance	4,013,000		9,432,000
Recorded investment	3,892,000	[1]	7,937,000	[1]
Related allowance	63,000		216,000
Life to date charge offs	121,000		1,495,000
Average recorded investment	3,996,000		8,748,000
Interest income recognized	12,000		25,000
Residential 1-4 Family [Member]
With no related allowance recorded:
Unpaid principal balance, with no allowance	1,859,000		1,367,000
Recorded investment, with no allowance	1,738,000	[1]	1,165,000	[1]
Life to date charge offs, with no allowance	121,000		202,000
Average recorded investment, with no allowance	1,787,000		1,242,000
Interest income recognized, with no allowance	12,000		16,000
With an allowance recorded:
Unpaid principal balance, with allowance	513,000		2,066,000
Recorded investment, with allowance	513,000	[1]	2,031,000	[1]
Related allowance, with allowance	63,000		199,000
Life to date charge offs, with allowance			35,000
Average recorded investment, with allowance	517,000		2,033,000
Total:
Unpaid principal balance	2,372,000
Recorded investment	2,251,000	[1]
Related allowance	63,000		199,000
Life to date charge offs	121,000
Average recorded investment	2,304,000
Interest income recognized	12,000
Multifamily [Member]
With no related allowance recorded:
Recorded investment, with no allowance		[1]		[1]
With an allowance recorded:
Unpaid principal balance, with allowance			986,000
Recorded investment, with allowance		[1]	986,000	[1]
Related allowance, with allowance			9,000
Average recorded investment, with allowance			990,000
Total:
Unpaid principal balance			986,000
Recorded investment		[1]	986,000	[1]
Related allowance			9,000
Average recorded investment			990,000
Commercial Real Estate Portfolio Segment [Member]
With no related allowance recorded:
Unpaid principal balance, with no allowance	1,096,000		3,008,000
Recorded investment, with no allowance	1,096,000	[1]	2,584,000	[1]
Life to date charge offs, with no allowance			423,000
Average recorded investment, with no allowance	1,127,000		2,833,000
Interest income recognized, with no allowance			9,000
With an allowance recorded:
Recorded investment, with allowance		[1]		[1]
Total:
Unpaid principal balance	1,096,000		3,007,000
Recorded investment	1,096,000	[1]	2,584,000	[1]
Life to date charge offs			423,000
Average recorded investment	1,127,000		2,833,000
Interest income recognized			9,000
Construction and Land Development [Member]
With no related allowance recorded:
Unpaid principal balance, with no allowance			692,000
Recorded investment, with no allowance		[1]	159,000	[1]
Life to date charge offs, with no allowance			533,000
Average recorded investment, with no allowance			434,000
With an allowance recorded:
Unpaid principal balance, with allowance			833,000
Recorded investment, with allowance		[1]	532,000	[1]
Related allowance, with allowance			8,000
Life to date charge offs, with allowance			302,000
Average recorded investment, with allowance			680,000
Total:
Unpaid principal balance			1,526,000
Recorded investment		[1]	691,000	[1]
Related allowance			8,000
Life to date charge offs			835,000
Average recorded investment			1,114,000
Commercial and Industrial [Member]
With no related allowance recorded:
Unpaid principal balance, with no allowance	545,000		480,000
Recorded investment, with no allowance	545,000	[1]	480,000	[1]
Average recorded investment, with no allowance	565,000		536,000
With an allowance recorded:
Recorded investment, with allowance		[1]		[1]
Total:
Unpaid principal balance	545,000		480,000
Recorded investment	545,000	[1]	480,000	[1]
Average recorded investment	565,000		536,000
Consumer and Other [Member]
With no related allowance recorded:
Recorded investment, with no allowance		[1]		[1]
With an allowance recorded:
Recorded investment, with allowance		[1]		[1]
Total:
Recorded investment		[1]		[1]
Residential 1-4 Family Prime [Member]
With an allowance recorded:
Related allowance, with allowance			199,000
Total:
Unpaid principal balance			3,433,000
Recorded investment			3,196,000	[1]
Related allowance			199,000
Life to date charge offs			237,000
Average recorded investment			3,275,000
Interest income recognized			$ 16,000

[1]	mpaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.